Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Gross deferred income tax assets
Regulatory liabilities	$ 701	$ 659
Tax loss and credit carryforwards	677	629
Employee future benefits	111	123
Other	185	216
Deferred tax assets, gross	1,674	1,627
Valuation allowance	(25)	(50)
Net deferred income tax asset	1,649	1,577
Gross deferred income tax liabilities
PPE	(6,208)	(5,993)
Regulatory assets	(556)	(432)
Intangible assets	(177)	(172)
Deferred tax liabilities, gross	(6,941)	(6,597)
Net deferred income tax liability	$ (5,292)	$ (5,020)